Summary of Significant Accounting Policies - Intangible Assets And Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Impairment of intangible assets	$ 0.0	$ 0.0
Impairment losses on long-lived assets	$ 0.0	$ 0.0